UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13_

Item 1. Schedule of Investments.

Templeton China World Fund

Statement of Investments, November 30, 2013 (unaudited)

	Country	Shares	Value
Common Stocks 99.9%
Air Freight & Logistics 0.3%
Sinotrans Ltd., H	China	8,586,000	$2,735,506
Auto Components 1.4%
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	4,820,003	12,634,943
Automobiles 8.7%
Chongqing Changan Automobile Co. Ltd., B	China	3,120,851	6,630,045
Dongfeng Motor Group Co. Ltd., H	China	13,005,478	20,667,448
Great Wall Motor Co. Ltd., H	China	6,631,845	40,504,584
Guangzhou Automobile Group Co. Ltd., H	China	1,124,493	1,493,976
Jiangling Motors Corp. Ltd., B	China	3,269,697	11,193,303
			80,489,356
Beverages 0.4%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,051,262	3,579,849
Commercial Banks 10.2%
Bank of China Ltd., H	China	44,566,600	21,557,113
BOC Hong Kong (Holdings) Ltd.	Hong Kong	6,314,000	21,378,819
China Construction Bank Corp., H	China	38,608,926	31,274,990
Industrial and Commercial Bank of China Ltd., H	China	29,010,725	20,843,162
			95,054,084
Commercial Services & Supplies 0.0%†
[a,b]Integrated Waste Solutions Group Holdings Ltd.	China	7,317,000	128,358
Computers & Peripherals 1.4%
Asustek Computer Inc.	Taiwan	522,484	4,597,746
Simplo Technology Co. Ltd.	Taiwan	2,001,948	8,892,888
			13,490,634
Construction Materials 4.6%
Anhui Conch Cement Co. Ltd., H	China	2,028,000	7,926,115
Asia Cement China Holdings Corp.	China	12,893,271	7,949,519
BBMG Corp., H	China	5,042,000	4,467,961
China National Building Material Co. Ltd.	China	16,450,000	18,396,484
Huaxin Cement Co. Ltd., B	China	2,449,516	3,703,668
			42,443,747
Distributors 1.4%
Dah Chong Hong Holdings Ltd.	China	15,234,563	12,242,437
Xinhua Winshare Publishing and Media Co. Ltd., H	China	838,000	479,929
			12,722,366
Diversified Telecommunication Services 0.5%
China Unicom (Hong Kong) Ltd.	China	2,930,168	4,648,870
Electric Utilities 2.0%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,882,548	18,943,951
Electronic Equipment, Instruments & Components 0.6%
Synnex Technology International Corp.	Taiwan	3,549,094	5,329,096
Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	174,618
Food & Staples Retailing 12.9%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	1,432,520
China Resources Enterprise Ltd.	China	5,108,000	18,086,022
Dairy Farm International Holdings Ltd.	Hong Kong	7,799,876	80,806,715

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton China World Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
President Chain Store Corp.	Taiwan	2,797,259	19,843,408
			120,168,665
Food Products 1.6%
[a]China Foods Ltd.	China	7,838,000	3,791,284
Shenguan Holdings Group Ltd.	China	6,904,000	3,010,005
Uni-President China Holdings Ltd.	China	6,067,400	6,127,936
Uni-President Enterprises Corp.	Taiwan	1,340,163	2,390,319
			15,319,544
Gas Utilities 1.6%
ENN Energy Holdings Ltd.	China	2,074,100	14,647,504
Health Care Providers & Services 0.5%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,136,100	4,987,122
Hotels, Restaurants & Leisure 1.0%
SJM Holdings Ltd.	Hong Kong	2,784,000	8,941,665
Industrial Conglomerates 2.2%
Hopewell Holdings Ltd.	Hong Kong	3,942,500	13,221,930
Shanghai Industrial Holdings Ltd.	China	2,159,253	7,311,099
			20,533,029
Insurance 1.7%
AIA Group Ltd.	Hong Kong	2,893,500	14,667,830
China Life Insurance Co. Ltd., H	China	293,000	946,728
			15,614,558
Internet Software & Services 1.7%
[a]Baidu Inc., ADR	China	63,200	10,527,224
[a]Sohu.com Inc.	China	81,667	5,503,539
			16,030,763
IT Services 0.5%
Travelsky Technology Ltd., H	China	4,921,941	4,666,310
Leisure Equipment & Products 0.1%
Yorkey Optical International Cayman Ltd.	China	7,933,000	665,121
Machinery 1.4%
[c]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	12,379,420	12,582,772
Marine 1.3%
[a]China Shipping Container Lines Co. Ltd., H	China	12,353,000	3,330,187
[a]China Shipping Development Co. Ltd., H	China	7,774,000	5,284,513
Sinotrans Shipping Ltd.	China	9,708,500	3,356,114
			11,970,814
Metals & Mining 0.8%
Jiangxi Copper Co. Ltd., H	China	3,770,043	7,304,089
Multiline Retail 0.1%
Springland International Holdings Ltd.	China	2,626,500	1,351,762
Oil, Gas & Consumable Fuels 21.8%
China Coal Energy Co. Ltd., H	China	5,449,000	3,654,854
China Petroleum and Chemical Corp., H	China	86,163,413	74,019,636
China Shenhua Energy Co. Ltd., H	China	5,503,500	18,670,010
CNOOC Ltd.	China	31,634,000	64,878,538
PetroChina Co. Ltd., H	China	31,832,403	37,652,046
[c]Yanzhou Coal Mining Co. Ltd., H	China	3,094,000	3,380,287
			202,255,371
Paper & Forest Products 1.5%
Nine Dragons Paper Holdings Ltd.	China	15,481,000	14,337,495
Pharmaceuticals 1.0%
Tong Ren Tang Technologies Co. Ltd., H	China	2,934,000	8,969,294

Templeton China World Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)

Real Estate Management & Development 2.1%
Agile Property Holdings Ltd.	China	5,754,800	6,458,019
Cheung Kong (Holdings) Ltd.	Hong Kong	323,690	5,114,641
Soho China Ltd.	China	8,463,645	7,641,970
			19,214,630
Semiconductors & Semiconductor Equipment 7.1%
MediaTek Inc.	Taiwan	725,138	10,680,004
Realtek Semiconductor Corp.	Taiwan	87,000	210,719
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15,506,330	54,999,988
			65,890,711
Textiles, Apparel & Luxury Goods 1.1%
Anta Sports Products Ltd.	China	7,302,855	10,324,120
Transportation Infrastructure 1.6%
COSCO Pacific Ltd.	China	8,696,944	13,035,348
Sichuan Expressway Co. Ltd., H	China	7,418,000	2,267,697
			15,303,045
Wireless Telecommunication Services 4.8%
China Mobile Ltd.	China	4,185,270	45,077,495
Total Common Stocks (Cost $490,790,081)			928,531,257

Short Term Investments 1.1%
Money Market Funds (Cost $1,981,870) 0.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	1,981,870	1,981,870
Investments from Cash Collateral Received for Loaned Securities (Cost
$8,587,261) 0.9%
Money Market Funds 0.9%
[e]BNY Mellon Overnight Government Fund, 0.061%	United States	8,587,261	8,587,261
Total Investments (Cost $501,359,213) 101.0%			939,100,388
Other Assets, less Liabilities (1.0)%			(9,231,568)
Net Assets 100.0%			$929,868,820

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cA portion or all of the security is on loan at November 30, 2013.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
eThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Templeton China World Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$503,977,823

Unrealized appreciation	$470,014,361
Unrealized depreciation	(34,891,796)
Net unrealized appreciation (depreciation)	$435,122,565

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Commercial Services & Supplies	$-	$-	$128,358	$128,358
All Other Equity Investments[a]	928,402,899	-	-	928,402,899
Short Term Investments	1,981,870	8,587,261	-	10,569,131
Total Investments in Securities	$930,384,769	$8,587,261	$128,358	$939,100,388

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2014